BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of annual principal maturities and interest rate terms of borrowings under credit line
2013	$10,100
Total	$10,100

Schedule of short-term borrowings
	2012	2011

Securities sold under repurchase agreements	$17,068	$16,347